Investment Securities (Tables)	12 Months Ended
Dec. 31, 2023
Investment Securities [Abstract]
Schedule of Short Term Investments, Debt Securities and Convertible Bonds	Investment securities consist of short term investments, debt securities and convertible bonds.
	Note	December 31, 2022	December 31, 2023
		RMB	RMB
Short term investments	(a)	244,337,727	146,486,668
Debt securities	(b)	274,306,834	231,922,043
Convertible bonds	(c)	-	35,499,500
Total		518,644,561	413,908,211

Schedule of Carrying Amount and Fair Value of the Investment Securities	The carrying amount and fair value of the investment securities by major security type and class of security as of December 31, 2022 and 2023 was as follows:
	Aggregate cost basis	Profits and losses from fair value changes	Aggregate fair value
	RMB	RMB	RMB
As of December 31, 2023:
Wealth management products	151,456,194	(4,969,526)	146,486,668
Total	151,456,194	(4,969,526)	146,486,668
	Aggregate cost basis	Profits and losses from fair value changes	Aggregate fair value
	RMB	RMB	RMB
As of December 31, 2022:
Wealth management products	243,542,140	795,587	244,337,727
Total	243,542,140	795,587	244,337,727